Condensed Statement of Stockholders Deficit (Unaudited) - USD ($)	Total	Series A, Preferred Stock	Series B, Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit [Member]	Stock Subscriptions Payable [Member]
Balance, shares at Jun. 30, 2018		500,000	309,166	8,964,103
Balance, amount at Jun. 30, 2018	$ (2,134,818)	$ 500	$ 309	$ 8,965	$ 9,290,344	$ (11,469,936)	$ 35,000
Issuance of Series B preferred stock to officer for compensation, shares			70,000
Issuance of Series B preferred stock to officer for compensation, amount	1,312,000	$ 0	$ 70	$ 0	1,311,930	0	0
Issuance of Series B preferred stock for property and equipment, shares			38,018
Issuance of Series B preferred stock for property and equipment, amount	3,003,422	$ 0	$ 38	$ 0	3,003,384	0	0
Issuance of Series B preferred stock for stock subscriptions payable, shares			3,500
Issuance of Series B preferred stock for stock subscriptions payable, amount	0	$ 0	$ 4	$ 0	34,996	0	(35,000)
Return and cancellation of Series B preferred stock, shares			(3,000)
Return and cancellation of Series B preferred stock, amount	$ 0	$ 0	$ (3)	$ 0	3	0	0
Conversion of Series B preferred stock to common stock, shares	20,860,084		(97,684)	9,768,400
Conversion of Series B preferred stock to common stock, amount	$ 0	$ 0	$ (98)	$ 9,768	(9,670)	0	0
Common shares issued in Series B preferred stock Exchange Agreement, shares			(20,000)	2,000,000
Common shares issued in Series B preferred stock Exchange Agreement, amount	285,000	$ 0	$ (20)	$ 2,000	283,020	0	0
Common shares issued for consulting fees, shares				220,000
Common shares issued for consulting fees, amount	82,057	$ 0	$ 0	$ 220	81,837	0	0
Common shares issued for cashless exercise of warrants, shares				4,950,000
Common shares issued for cashless exercise of warrants, amount	1,891	$ 0	$ 0	$ 4,950	(3,059)	0	0
Common shares issued for debt discount, shares				150,000
Common shares issued for debt discount, amount	53,250	$ 0	$ 0	$ 150	53,100	0	0
Common shares issued in conversion of debt, shares				3,771,684
Common shares issued in conversion of debt, amount	257,767	$ 0	$ 0	$ 3,772	253,995	0	0
Settlement of derivative liabilities	5,564,359	0	0	0	5,564,359	0	0
Net loss	(9,513,271)	$ 0	$ 0	$ 0	0	(9,513,271)	0
Balance, shares at Jun. 30, 2019		500,000	300,000	29,824,187
Balance, amount at Jun. 30, 2019	(1,088,343)	$ 500	$ 300	$ 29,825	19,864,239	(20,983,207)	0
Common shares issued in Series B preferred stock Exchange Agreement, shares				5,000,000
Common shares issued in Series B preferred stock Exchange Agreement, amount	399,900	$ 0	$ 0	$ 5,000	394,900	0
Common shares issued in conversion of debt, shares				5,210,487
Common shares issued in conversion of debt, amount	272,695	$ 0	$ 0	$ 5,210	267,485	0
Settlement of derivative liabilities	115,275	0	0	0	115,275	0
Net loss	269,503	$ 0	$ 0	$ 0	0	269,503
Balance, shares at Sep. 30, 2019		500,000	300,000	40,034,674
Balance, amount at Sep. 30, 2019	(30,970)	$ 500	$ 300	$ 40,035	20,641,899	(20,713,704)
Balance, shares at Jun. 30, 2019		500,000	300,000	29,824,187
Balance, amount at Jun. 30, 2019	(1,088,343)	$ 500	$ 300	$ 29,825	19,864,239	(20,983,207)	0
Issuance of Series B preferred stock to officer for compensation, shares			100,000
Issuance of Series B preferred stock to officer for compensation, amount	120,000	$ 0	$ 100	$ 0	119,900	0	0
Common shares issued in conversion of debt, shares				68,340,273
Common shares issued in conversion of debt, amount	999,479	$ 0	$ 0	$ 68,340	931,139	0	0
Settlement of derivative liabilities	461,236	0	0	0	461,236	0	0
Net loss	(1,081,775)	$ 0	$ 0	$ 0	0	(1,081,775)	0
Return and cancellation of common shares and reissuance of Series B preferred stock, shares			30,000	(3,000,000)
Return and cancellation of common shares and reissuance of Series B preferred stock, amount	0	$ 0	$ 30	$ (3,000)	2,970	0	0
Issuance of common shares in Series B preferred stock Exchange Agreement, shares				8,000,000
Issuance of common shares in Series B preferred stock Exchange Agreement, amount	479,800	$ 0	$ 0	$ 8,000	471,800	0	0
Balance, shares at Jun. 30, 2020		500,000	430,000	103,164,460
Balance, amount at Jun. 30, 2020	(109,603)	$ 500	$ 430	$ 103,165	21,851,284	(22,064,982)	$ 0
Common shares issued in conversion of debt, shares				13,342,435
Common shares issued in conversion of debt, amount	175,867	$ 0	$ 0	$ 13,343	162,524	0
Settlement of derivative liabilities	70,296	0	0	0	70,296	0
Net loss	(388,778)	$ 0	$ 0	$ 0	0	(388,778)
Balance, shares at Sep. 30, 2020		500,000	430,000	116,506,895
Balance, amount at Sep. 30, 2020	$ (252,218)	$ 500	$ 430	$ 116,508	$ 22,084,104	$ (22,453,760)